Note 2 - Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

A summary of the Company's significant accounting policies and recent accounting pronouncements are included in Note 2 of the Company’s consolidated financial statements, included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2024 (the “2024 Annual Report”). There have been no changes to the Company’s significant accounting policies and recent accounting pronouncements in the six-month period ended June 30, 2025.